PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS Change in Projected Benefit Obligations, Plan Assets and Funded Status (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 98
Defined Benefit Plan Benefit Obligation Trust Assets		6	$ 16
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation		5,295	4,784	$ 53,014
Service cost	[1]	70	184	651
Defined Benefit Plan, Interest Cost	[2]	57	630	1,638
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant		11	11
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)		298	515
Defined Benefit Plan, Benefit Obligation, Benefits Paid		(268)	(1,247)
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment		0	(76)
Defined Benefit Plan Business Combinations And Acquisitions And Divestitures Benefit Obligation		0	20
Defined Benefit Plan, Benefit Obligation, Foreign Currency Translation Gain (Loss)		347	31
Defined Benefit Plan Benefit Obligation Increase Decrease For Termination Benefits Curtailment And Settlements		(4)	(4)
Defined Benefit Plan, Plan Assets, Amount		4,158	3,757	41,462
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)		309	1,191
Defined Benefit Plan, Plan Assets, Contributions by Employer		98	697
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant		11	11
Defined Benefit Plan, Plan Assets, Benefits Paid		(268)	(1,247)
Defined Benefit Plan Business Combinations And Acquisitions And Divestitures Plan Assets		0	10
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)		251	60
Defined Benefit Plan, Plan Assets, Payment for Settlement		0	0
Defined Benefit Plan, Funded (Unfunded) Status of Plan		(1,137)	(1,027)
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation		40	22	3,992
Service cost	[1]	2	5	21
Defined Benefit Plan, Interest Cost	[2]	1	53	130
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant		0	15
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)		18	116
Defined Benefit Plan, Benefit Obligation, Benefits Paid		(3)	(150)
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment		0	0
Defined Benefit Plan Business Combinations And Acquisitions And Divestitures Benefit Obligation		0	0
Defined Benefit Plan, Benefit Obligation, Foreign Currency Translation Gain (Loss)		0	1
Defined Benefit Plan Benefit Obligation Increase Decrease For Termination Benefits Curtailment And Settlements		0	0
Defined Benefit Plan, Plan Assets, Amount		0	0	$ 0
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)		0	0
Defined Benefit Plan, Plan Assets, Contributions by Employer		3	135
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant		0	15
Defined Benefit Plan, Plan Assets, Benefits Paid		(3)	(150)
Defined Benefit Plan Business Combinations And Acquisitions And Divestitures Plan Assets		0	0
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)		0	0
Defined Benefit Plan, Plan Assets, Payment for Settlement		0	0
Defined Benefit Plan, Funded (Unfunded) Status of Plan		(40)	(22)
Pension Plan with Plan Assets [Domain] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded (Unfunded) Status of Plan		0	0
Pension Plan with Plan Assets [Domain] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded (Unfunded) Status of Plan		(341)	(315)
Other Postretirement Benefit Plans with Plan Assets [Domain] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded (Unfunded) Status of Plan		0	0
Other Postretirement Benefit Plans with Plan Assets [Domain] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded (Unfunded) Status of Plan		0	0
Pension Plan Excluding Plans With Plan Assets [Domain] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded (Unfunded) Status of Plan	[3]	(796)	(712)
Other Postretirement Benefit Plans Excluding Plans With Plan Assets [Domain] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Funded (Unfunded) Status of Plan	[3]	(40)	(22)
Materials Science Division [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation		0	(29,285)
Defined Benefit Plan, Plan Assets, Amount		0	(22,626)
Materials Science Division [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation		0	(1,462)
Defined Benefit Plan, Plan Assets, Amount		0	0
Agriculture Division [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation		0	(19,009)
Defined Benefit Plan, Plan Assets, Amount		0	(15,801)
Agriculture Division [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation		0	(2,548)
Defined Benefit Plan, Plan Assets, Amount		$ 0	$ 0

[1]	The service cost from continuing operations was $54 million, $52 million, and $49 million for the years ended December 31, 2020, 2019, and December 31, 2018, respectively, for pension plans. The activity from OPEBs was immaterial for all years presented.
[2]	The interest cost from continuing operations was $53 million, $75 million and $73 million for the years ended December 31, 2020, 2019, and December 31, 2018, respectively, for pension plans. The activity from OPEBs was immaterial for all years presented.
[3]	Certain benefit obligations are supported by funding, $6 million as of December 31, 2020 and $16 million as of December 31, 2019, under the Trust agreement, defined in the "Trust Assets" section.